Blue Horizon BNE ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Belgium - 0.6%
Basic Materials - 0.6%
Umicore SA	1,751	$24,044

Brazil - 1.2%
Industrial - 1.2%
WEG SA	5,103	45,634

Canada - 7.3%
Basic Materials - 3.5%
Cameco Corporation	902	41,031
Ivanhoe Mines, Ltd. - Class A (a)	3,538	46,227
Lundin Mining Corporation	4,586	46,277
		133,535
Energy - 0.7%
Canadian Solar, Inc. (a)	1,683	27,904
		$–
Industrial - 2.1%
Stantec, Inc.	457	40,211
WSP Global, Inc.	245	40,673
		80,884
Utilities - 1.0%
Brookfield Renewable Partners LP	1,609	39,163
Total Canada		281,486

Chile - 2.0%
Basic Materials - 2.0%
Antofagasta plc	1,687	43,771
Sociedad Quimica y Minera de Chile SA - ADR	875	33,302
Total Chile		77,073

China - 5.3%
Basic Materials - 2.6%
CMOC Group, Ltd. – H-Shares	63,000	50,242
Ganfeng Lithium Group Company, Ltd. – H-Shares (b)	13,000	27,325
Tianqi Lithium Corporation – H-Shares	8,200	22,463
		100,030
Consumer, Cyclical - 1.9%
BYD Company, Ltd. – H-Shares	1,500	43,779
Yadea Group Holdings, Ltd. (b)	24,000	32,319
		76,098
Energy - 0.8%
JinkoSolar Holding Company, Ltd. - ADR	1,470	30,517
Total China		206,645

Denmark - 2.0%
Energy - 0.9%
Vestas Wind Systems AS (a)	1,407	34,737
		$–
Industrial - 1.1%
NKT AS (a)	497	44,721
Total Denmark		79,458

Finland - 1.3%
Industrial - 1.3%
Wartsila OYJ Abp	2,362	48,703

France - 1.1%
Industrial - 1.1%
Schneider Electric SE	170	40,995

Germany - 6.8%
Consumer, Cyclical - 2.5%
Bayerische Motoren Werke AG	335	31,110
Daimler Truck Holding AG	960	37,127
Volkswagen AG	255	30,105
		98,342
Industrial - 3.3%
Siemens AG	206	37,766
Siemens Energy AG (a)	2,485	72,361
SMA Solar Technology AG	718	19,377
		129,504
Technology - 1.0%
Infineon Technologies AG	1,069	37,074
Total Germany		264,920

Ireland - 1.2%
Industrial - 1.2%
Trane Technologies plc	135	45,128

Italy - 1.4%
Industrial - 1.4%
Prysmian SpA	790	54,318

Japan - 5.1%
Consumer, Cyclical - 2.8%
Denso Corporation	2,100	35,088
Panasonic Holdings Corporation	4,000	33,125
Sumitomo Electric Industries, Ltd.	2,600	39,918
		108,131
Energy - 1.2%
ENEOS Holdings, Inc.	8,900	46,860
		$–
Industrial - 1.1%
Daikin Industries, Ltd.	300	43,676
Total Japan		198,667

Jersey - 0.7%
Basic Materials - 0.7%
Arcadium Lithium plc (a)	8,011	25,475

Netherlands - 2.8%
Industrial - 1.7%
AMG Critical Materials NV	1,824	30,889
Signify NV (b)	1,386	34,345
		65,234
Technology - 1.1%
NXP Semiconductors NV	159	41,842
Total Netherlands		107,076

Republic of Korea - 7.3%
Basic Materials - 0.6%
LG Chem, Ltd.	101	22,412
		$–
Consumer, Cyclical - 2.5%
Hyundai Motor Company	217	39,247
LG Energy Solution, Ltd. (a)	122	28,711
Samsung SDI Company, Ltd.	124	28,776
		96,734
Energy - 0.8%
SK Innovation Company, Ltd. (a)	405	30,653
		$–
Industrial - 3.4%
Ecopro BM Company, Ltd. (a)	203	26,526
L&F Company, Ltd. (a)	302	24,941
LG Display Company, Ltd. (a)	4,270	34,861
POSCO Future M Company, Ltd.	164	25,194
Sungeel Hitech Company, Ltd. (a)	520	22,889
		134,411
Total Republic of Korea		284,210

Russia - 0.0%(c)
Basic Materials - 0.0%(c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,645	26

South Africa - 1.0%
Basic Materials - 1.0%
Anglo American Platinum, Ltd.	1,052	40,857

Sweden - 0.9%
Consumer, Cyclical - 0.9%
Volvo AB – Series B	1,411	35,981

Switzerland - 2.3%
Basic Materials - 1.1%
Glencore plc	7,716	42,597
		$–
Industrial - 1.2%
ABB, Ltd.	825	45,718
Total Switzerland		88,315

United Kingdom - 1.1%
Utilities - 1.1%
National Grid plc	3,230	40,907

United States - 47.2%(e)
Basic Materials - 6.1%
Air Products and Chemicals, Inc.	166	43,799
Albemarle Corporation	317	29,693
Freeport-McMoRan, Inc.	967	43,911
Linde plc	85	38,548
MP Materials Corporation (a)	2,336	31,583
Southern Copper Corporation	455	48,508
		236,042
Communications - 2.0%
Cisco Systems, Inc.	776	37,597
Preformed Line Products Company	287	39,569
		77,166
Consumer, Cyclical - 2.2%
Cummins, Inc.	142	41,436
Tesla, Inc. (a)	191	44,325
		85,761
Consumer, Non-cyclical - 2.2%
Archer-Daniels-Midland Company	698	43,283
Thermo Fisher Scientific, Inc.	67	41,094
		84,377
Energy - 5.2%
Enphase Energy, Inc. (a)	299	34,418
First Solar, Inc. (a)	249	53,781
Fluence Energy, Inc. (a)	2,210	36,200
NextEra Energy Partners LP	1,352	34,544
Plug Power, Inc. (a)	11,033	27,252
Shoals Technologies Group, Inc. - Class A (a)	2,495	16,217
		202,412
Industrial - 19.5%
Acuity Brands, Inc.	157	39,462
Advanced Energy Industries, Inc.	380	44,221
AECOM	427	38,690
AeroVironment, Inc. (a)	299	53,383
Archer Aviation, Inc. - Class A (a)	7,441	31,029
Carrier Global Corporation	700	47,677
Eaton Corporation plc	136	41,451
Emerson Electric Company	358	41,925
EnerSys	416	45,731
Honeywell International, Inc.	189	38,698
Hubbell, Inc.	107	42,335
Itron, Inc. (a)	502	51,927
ITT, Inc.	307	43,428
Jacobs Solutions, Inc.	260	38,051
Joby Aviation, Inc. (a)	6,189	37,010
Johnson Controls International plc	651	46,573
NEXTracker, Inc. - Class A (a)	653	32,088
Xylem, Inc.	305	40,718
		754,397
Technology - 4.4%
Applied Materials, Inc.	196	41,591
ON Semiconductor Corporation (a)	484	37,873
QUALCOMM, Inc.	246	44,514
Texas Instruments, Inc.	230	46,876
		170,854
Utilities - 5.6%
American Electric Power Company, Inc.	455	44,645
Edison International	553	44,246
NextEra Energy, Inc.	660	50,417
PG&E Corporation	2,240	40,880
Xcel Energy, Inc.	630	36,716
		216,904
Total United States		1,827,913
TOTAL COMMON STOCKS (Cost $4,187,880)		3,817,831

PREFERRED STOCKS - 0.8%	Shares
Germany - 0.8%
Consumer, Cyclical - 0.8%
Dr Ing hc F Porsche AG (b)	431	32,535
TOTAL PREFERRED STOCKS (Cost $40,289)		32,535

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23% (f)	19,322	19,322
TOTAL SHORT-TERM INVESTMENTS (Cost $19,322)		19,322

TOTAL INVESTMENTS - 99.9% (Cost $4,247,491)		3,869,688
Other Assets in Excess of Liabilities - 0.1%		4,408
TOTAL NET ASSETS - 100.0%		$3,874,096

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $126,524 or 3.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. This security represented $26 or 0.0% of net assets as of July 31, 2024.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Blue Horizon BNE ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,817,805	$–	$26	$3,817,831
Preferred Stocks	32,535	–	–	32,535
Money Market Funds	19,322	–	–	19,322
Total Investments	$3,869,662	$–	$26	$3,869,688

Refer to the Schedule of Investments for additional information.
During the period ended July 31, 2024 the Fund did not recognize any transfers to or from Level 3.